BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Earnings Per Share
	Year ended December 31,
	2024	2023	2022
Numerator - continuing operations:

Income (loss) from continuing operations attributable to Senstar shareholders	$2,637	$(1,289)	$4,029

Numerator - discontinued operations:

Net income (loss) from discontinued operations	$-	$-	$(198)

Denominator:

Denominator for basic net earnings per share weighted-average number of shares outstanding	23,311,721	23,309,987	23,308,001
Effect of diluting securities:
Employee stock options	-	-	1,975

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	23,311,721	23,309,987	23,309,976